Stock-Based Compensation Plans and Arrangements - Black-Scholes Model Assumptions for Calculating Stock Option and ESPP Fair Values (Detail) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of the option	3 years	3 years	2 years 10 months 24 days
Expected volatility	34.00%	30.00%	22.00%
Risk-free interest rate	1.44%	0.90%	0.95%
Expected dividend rate	4.13%	6.97%	2.99%
Weighted average fair value of options granted and stock purchase rights	$ 2.69	$ 1.01	$ 2.22